Note 4 - Debt Obligations (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 05, 2025	Feb. 07, 2023	Feb. 07, 2022	Jul. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	May 12, 2022
Interest Expense, Debt					$ 540,000	$ 71,000
Investment Income, Interest					200,000	38,000
Long-Term Debt					2,079,000
Paycheck Protection Program CARES Act [Member] | ONM [Member]
Long-Term Debt					43,000	43,000
Extinguishment of Debt, Amount			$ 174,000
Proceeds from Issuance of Debt			$ 217,000
Paycheck Protection Program CARES Act [Member] | BioLargo Engineering, Science & Technologies, LLC [Member]
Long-Term Debt							$ 97,000
Economic Injury Disaster Loan [Member] | ONM [Member]
Debt Instrument, Face Amount				$ 150,000
Debt Instrument, Interest Rate, Stated Percentage				3.75%
Debt Instrument, Periodic Payment				$ 700
Long-Term Debt					141,000	144,000
Vehicle Loan [Member]
Debt Instrument, Face Amount		$ 80,000
Debt Instrument, Interest Rate, Stated Percentage		5.29%
Debt Instrument, Periodic Payment		$ 1,000
Long-Term Debt					42,000	54,000
Term Loan Agreement [Member]
Debt Instrument, Face Amount	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	7.98%
Debt Instrument, Periodic Payment	$ 2,000
Long-Term Debt					$ 39,000	$ 0